Intangible assets, net	12 Months Ended
Dec. 31, 2018
Intangible assets, net
Intangible assets, net

13. Intangible assets, net

Intangible assets, net, as of December 31, 2017 and 2018, consist of the following

	As of
	December 31,
	2017	2018
	RMB	RMB
Customer database	9,697	9,697
Trademark	162	162
Less: Accumulated amortization	(2,647)	(4,436)
Intangible assets, net	7,212	5,423

Amortization expenses for the years ended December 31, 2017 and 2018 was RMB1,765 and RMB1,789, respectively.

As of December 31, 2018, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

	For the year ended December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	RMB	RMB	RMB	RMB	RMB	RMB
Amortization expenses	1,793	1,793	1,793	44	—	—